Nature of the Business and Basis of Presentation	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation	Nature of the Business and Basis of Presentation
Nature of the Business
On January 25, 2022 (the “Closing Date”), Satellogic Inc. (“Satellogic” or the “Company”), a limited liability company incorporated under the laws of the British Virgin Islands (“BVI”), consummated the transactions contemplated by the Agreement and Plan of Merger dated as of July 5, 2021 (the “Merger Agreement”), by and among the Company, CF Acquisition Corp. V, a Delaware corporation (“CF V” and now known as “Satellogic V Inc.”), Ganymede Merger Sub 1 Inc., a limited liability company incorporated under the laws of the BVI and a direct wholly owned subsidiary of the Company (“Target Merger Sub”), Ganymede Merger Sub 2 Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“SPAC Merger Sub”), and Nettar Group Inc., a business company with limited liability incorporated under the laws of the BVI (“Nettar”).
Nettar was, prior to the transaction, the holding company of the Satellogic group and was incorporated on October 7, 2014 under the laws of the BVI as an International Business Company. The registered office of Satellogic is located at Kingston Chambers BOX 173 C/O Maples Corporate Services BVI LTD Road Town, Tortola D8 VG1110.
References to “Nettar” contained herein refer to Nettar Group Inc. prior to the mergers, and references to “the Company” or “Satellogic” refer to Satellogic Inc. prior to the mergers and to the combined company following the mergers.
The Company, through its subsidiaries, invests in the software, hardware, and optics of the aerospace industry focusing on satellite and image analytics technologies. The Company’s strategy is to build a planetary scale analytics platform based on a proprietary satellite constellation with the capability to generate insights from images and information, with focus on multi-temporal analysis and high frequency of revisits. The Company also intends to leverage its ability to quickly build and launch high quality, sub-meter satellites at a low cost by selling satellites to certain key customers.
Basis of Presentation
The accompanying unaudited interim Condensed Consolidated Financial Statements as of June 30, 2022 and December 31, 2021 and for the six month periods ended June 30, 2022 and 2021 (“the Consolidated Financial Statements”) have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
The accompanying Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The Condensed Consolidated Financial Statements are presented in United States dollars (hereinafter “U.S. dollars” or “$”).
Historically the consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. For the Consolidated Financial Statements, the Company has decided to prepare its consolidated financial statements in accordance with U.S. GAAP. The change from reporting in IFRS to U.S. GAAP was treated as a change in accounting standard, whereby the Company retrospectively applied the change to all prior reporting periods contained in these Condensed Consolidated Financial Statements. Where the initial adoption of U.S. GAAP resulted in a material change in an asset or liability, the adjustment was reported to the opening balance of accumulated deficit as of January 1, 2020. Refer to Note 19 (Adoption of U.S. GAAP) for additional information.
The accompanying Condensed Consolidated Financial Statements are unaudited and reflect all adjustments of a normal, recurring nature that are, in the opinion of management, necessary for a fair presentation of the interim period financial statements. The results of operations for these interim periods are not necessarily indicative of the results of operations to be expected for any future period or the full fiscal year. Certain prior year amounts have been reclassified to conform to the current year presentation.
Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (“the Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with those of another public company difficult or impossible if such other public company is (i) not an emerging growth company or (ii) is an emerging growth company that has opted out of using the extended transition period, due to the potential differences in accounting standards used.